Investment Strategy - American Century ETF Trust - Avantis U.S. Quality ETF Series	Jan. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	The following replaces the first paragraph of the Principal Investment Strategies section of the Fund Summary in the prospectus and summary prospectus:
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of U.S. companies across market sectors and industry groups. The fund focuses on growth companies, which the portfolio managers generally define as companies that have relatively higher price-to-book ratios or that are included in an appropriate third-party growth-oriented index.